Disclosure of detailed information about the mineral property maintenance and exploration costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Exploration and evaluation assets, beginning of period	$ 31,295	$ 27,597	$ 30,300
Additions	1,551	6,091	4,822
Impairment	0	0	(1,480)
Option payments/Recovery	(313)	(2,393)	(6,045)
Exploration and evaluation assets, end of period	32,533	31,295	27,597
Property maintenance [Member]
Statement [Line Items]
Additions	1,035	1,584	1,753
Geological & mapping [Member]
Statement [Line Items]
Additions	121	1,104	1,108
Geophysical & survey [Member]
Statement [Line Items]
Additions	138	895	279
Assay & labs [Member]
Statement [Line Items]
Additions		231	85
Drilling [Member]
Statement [Line Items]
Additions		1,897	1,150
Environmental [Member]
Statement [Line Items]
Additions	202
Other [Member]
Statement [Line Items]
Additions	55	380	447
Technical consultant [Member]
Statement [Line Items]
Additions	0
MacArthur, Nevada [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning of period	17,888	17,537	18,332
Additions	330	574	280
Impairment			0
Option payments/Recovery	0	(223)	(1,075)
Exploration and evaluation assets, end of period	18,218	17,888	17,537
MacArthur, Nevada [Member] | Property maintenance [Member]
Statement [Line Items]
Additions	150	151	150
MacArthur, Nevada [Member] | Geological & mapping [Member]
Statement [Line Items]
Additions	66	47	0
MacArthur, Nevada [Member] | Geophysical & survey [Member]
Statement [Line Items]
Additions	113	34	79
MacArthur, Nevada [Member] | Assay & labs [Member]
Statement [Line Items]
Additions		42	4
MacArthur, Nevada [Member] | Drilling [Member]
Statement [Line Items]
Additions		300	0
MacArthur, Nevada [Member] | Other [Member]
Statement [Line Items]
Additions	1	0	47
Yerington Pit, Nevada [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning of period	10,572	9,400	9,084
Additions	319	2,667	672
Impairment			0
Option payments/Recovery	(313)	(1,495)	(356)
Exploration and evaluation assets, end of period	10,578	10,572	9,400
Yerington Pit, Nevada [Member] | Property maintenance [Member]
Statement [Line Items]
Additions	52	160	63
Yerington Pit, Nevada [Member] | Geological & mapping [Member]
Statement [Line Items]
Additions	45	639	376
Yerington Pit, Nevada [Member] | Geophysical & survey [Member]
Statement [Line Items]
Additions	13	240	154
Yerington Pit, Nevada [Member] | Assay & labs [Member]
Statement [Line Items]
Additions		104	1
Yerington Pit, Nevada [Member] | Drilling [Member]
Statement [Line Items]
Additions		1,393	0
Yerington Pit, Nevada [Member] | Environmental [Member]
Statement [Line Items]
Additions	196
Yerington Pit, Nevada [Member] | Other [Member]
Statement [Line Items]
Additions	13	131	78
Yerington Pit, Nevada [Member] | Technical consultant [Member]
Statement [Line Items]
Additions	0
Bear, Nevada [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning of period	320	0	(226)
Additions	692	995	3,718
Impairment			0
Option payments/Recovery	0	(675)	(3,492)
Exploration and evaluation assets, end of period	1,012	320	0
Bear, Nevada [Member] | Property maintenance [Member]
Statement [Line Items]
Additions	692	895	1,388
Bear, Nevada [Member] | Geological & mapping [Member]
Statement [Line Items]
Additions	0	0	732
Bear, Nevada [Member] | Geophysical & survey [Member]
Statement [Line Items]
Additions	0	95	46
Bear, Nevada [Member] | Assay & labs [Member]
Statement [Line Items]
Additions		0	80
Bear, Nevada [Member] | Drilling [Member]
Statement [Line Items]
Additions		4	1,150
Bear, Nevada [Member] | Environmental [Member]
Statement [Line Items]
Additions	0
Bear, Nevada [Member] | Other [Member]
Statement [Line Items]
Additions	0	1	322
Bear, Nevada [Member] | Technical consultant [Member]
Statement [Line Items]
Additions	0
Wassuk, Nevada [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning of period	1,004	660	660
Additions	101	344	152
Impairment			0
Option payments/Recovery	0	0	(152)
Exploration and evaluation assets, end of period	1,105	1,004	660
Wassuk, Nevada [Member] | Property maintenance [Member]
Statement [Line Items]
Additions	101	252	152
Wassuk, Nevada [Member] | Geological & mapping [Member]
Statement [Line Items]
Additions		6	0
Wassuk, Nevada [Member] | Geophysical & survey [Member]
Statement [Line Items]
Additions		1	0
Wassuk, Nevada [Member] | Assay & labs [Member]
Statement [Line Items]
Additions		85	0
Wassuk, Nevada [Member] | Drilling [Member]
Statement [Line Items]
Additions		0	0
Wassuk, Nevada [Member] | Other [Member]
Statement [Line Items]
Additions		0	0
Groundhog, Alaska [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning of period	1,511	0	0
Additions	109	1,511	0
Impairment			0
Option payments/Recovery	0	0	0
Exploration and evaluation assets, end of period	1,620	1,511	0
Groundhog, Alaska [Member] | Property maintenance [Member]
Statement [Line Items]
Additions	40	126	0
Groundhog, Alaska [Member] | Geological & mapping [Member]
Statement [Line Items]
Additions	10	412	0
Groundhog, Alaska [Member] | Geophysical & survey [Member]
Statement [Line Items]
Additions	12	525	0
Groundhog, Alaska [Member] | Assay & labs [Member]
Statement [Line Items]
Additions		0	0
Groundhog, Alaska [Member] | Drilling [Member]
Statement [Line Items]
Additions		200	0
Groundhog, Alaska [Member] | Environmental [Member]
Statement [Line Items]
Additions	6
Groundhog, Alaska [Member] | Other [Member]
Statement [Line Items]
Additions	41	248	0
Groundhog, Alaska [Member] | Technical consultant [Member]
Statement [Line Items]
Additions	0
Other [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning of period	0	0	2,450
Additions	0	0	0
Impairment			(1,480)
Option payments/Recovery	0	0	(970)
Exploration and evaluation assets, end of period	0	0	0
Other [Member] | Property maintenance [Member]
Statement [Line Items]
Additions	0	0	0
Other [Member] | Geological & mapping [Member]
Statement [Line Items]
Additions	0	0	0
Other [Member] | Geophysical & survey [Member]
Statement [Line Items]
Additions	0	0	0
Other [Member] | Assay & labs [Member]
Statement [Line Items]
Additions		0	0
Other [Member] | Drilling [Member]
Statement [Line Items]
Additions		0	0
Other [Member] | Environmental [Member]
Statement [Line Items]
Additions	0
Other [Member] | Other [Member]
Statement [Line Items]
Additions	0	$ 0	$ 0
Other [Member] | Technical consultant [Member]
Statement [Line Items]
Additions	$ 0